Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Communication Services - 6.8%
Cable One, Inc.	109,789	$19,438,142
Cars.com, Inc. (a)	1,203,534	14,707,186
IAC, Inc. (a)	396,784	13,518,431
John Wiley & Sons, Inc. - Class A	590,780	23,908,867
Nexstar Media Group, Inc.	69,284	13,700,218
		85,272,844

Consumer Discretionary - 10.0%
Brightstar Lottery PLC	1,607,390	27,727,478
KinderCare Learning Cos., Inc. (a)	659,797	4,381,052
La-Z-Boy, Inc.	340,291	11,678,787
Modine Manufacturing Co. (a)	147,895	21,024,753
Murphy USA, Inc.	43,702	16,967,739
Signet Jewelers Ltd.	294,457	28,244,315
YETI Holdings, Inc. (a)	469,533	15,579,105
		125,603,229

Consumer Staples - 3.5%
Guardian Pharmacy Services, Inc. - Class A (a)	843,666	22,129,359
Nomad Foods Ltd.	1,706,083	22,434,992
		44,564,351

Energy - 6.0%
Bristow Group, Inc. (a)	696,038	25,113,051
Oceaneering International, Inc. (a)	1,185,290	29,371,486
REX American Resources Corp. (a)	675,786	20,692,567
		75,177,104

Financials - 28.8%
Assured Guaranty Ltd.	228,904	19,376,724
Bancorp, Inc. (a)	361,876	27,100,894
Dime Community Bancshares, Inc.	587,582	17,527,571
Eastern Bankshares, Inc.	1,760,614	31,955,144
First Interstate BancSystem, Inc.	494,315	15,753,819
Hanover Insurance Group, Inc.	140,167	25,458,532
Horace Mann Educators Corp.	455,143	20,558,809
MGIC Investment Corp.	643,276	18,249,740
NCR Atleos Corp. (a)	1,138,657	44,760,607
Old National Bancorp	1,213,004	26,625,438
Peapack-Gladstone Financial Corp.	301,919	8,332,964
Peoples Bancorp, Inc.	397,850	11,931,522
Seacoast Banking Corp. of Florida	687,777	20,929,054
Towne Bank/Portsmouth VA	749,334	25,904,476
Virtus Investment Partners, Inc.	54,628	10,380,959
White Mountains Insurance Group Ltd.	9,860	16,481,187
WSFS Financial Corp.	407,710	21,987,800
		363,315,240

Health Care - 2.9%
Acadia Healthcare Co., Inc. (a)	425,297	10,530,354
Avanos Medical, Inc. (a)	1,257,616	14,538,041
BrightSpring Health Services, Inc. (a)	387,441	11,452,756
		36,521,151

Industrials - 9.8%
Albany International Corp. - Class A	99,396	5,297,807
Cadre Holdings, Inc.	321,319	11,731,357
Ducommun, Inc. (a)	270,741	26,026,332
EnPro, Inc.	120,448	27,221,248
Sensata Technologies Holding PLC	647,539	19,782,316
Tennant Co.	255,285	20,693,402
Thermon Group Holdings, Inc. (a)	493,782	13,193,855
		123,946,317

Information Technology - 8.1%
Bel Fuse, Inc. - Class A	87,404	10,169,455
Bel Fuse, Inc. - Class B	72,215	10,183,759
Crane NXT Co.	174,809	11,724,440
CTS Corp.	247,824	9,898,090
NCR Voyix Corp. (a)	1,918,102	24,072,180
OSI Systems, Inc. (a)	101,794	25,371,137
PC Connection, Inc.	170,012	10,539,044
		101,958,105

Materials - 8.0%
Eagle Materials, Inc.	119,382	27,820,781
Ecovyst, Inc. (a)	2,724,993	23,870,939
Ingevity Corp. (a)	438,355	24,192,813
Innospec, Inc.	197,726	15,256,538
Orion S.A.	1,357,168	10,287,333
		101,428,404

Real Estate - 3.2%
Cushman & Wakefield PLC (a)	2,532,865	40,323,211

Utilities - 4.3%
Portland General Electric Co.	526,026	23,145,144
Talen Energy Corp. (a)	71,949	30,605,666
		53,750,810
TOTAL COMMON STOCKS (Cost $954,568,352)		1,151,860,766

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.0%	Shares	Value
Real Estate - 4.0%
Curbline Properties Corp.	647,806	14,446,074
Essential Properties Realty Trust, Inc.	232,102	6,907,356
Global Net Lease, Inc.	3,615,295	29,392,348
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $41,017,239)		50,745,778

SHORT-TERM INVESTMENTS - 4.8%	Shares	Value
Money Market Funds - 4.8%
First American Government Obligations Fund - Class Z, 4.01%(b)	60,087,824	60,087,824
TOTAL SHORT-TERM INVESTMENTS (Cost $60,087,824)		60,087,824

TOTAL INVESTMENTS - 100.2% (Cost $1,055,673,415)		1,262,694,368
Liabilities in Excess of Other Assets - (0.2)%		(1,975,926)
TOTAL NET ASSETS - 100.0%		$1,260,718,442
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,151,860,766	$–	$–	$1,151,860,766
Real Estate Investment Trusts - Common	50,745,778	–	–	50,745,778
Money Market Funds	60,087,824	–	–	60,087,824
Total Investments	$1,262,694,368	$–	$–	$1,262,694,368

Refer to the Schedule of Investments for further disaggregation of investment categories.